Fair Value Measurements - Change in fair value of Company's liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	$ 4,639,000	$ 580,500	$ 580,500
Derivative warrant liabilities	4,580,100		4,639,000	$ 580,500
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Private Placement Warrant liability	(58,900)	(447,950)	4,058,500	53,450
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Private Placement Warrant liability	(29,000)	(226,000)	2,046,000	27,000
Level 2 | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	4,639,000	$ 293,000	293,000
Change in fair value of Private Placement Warrant liability	$ (58,900)		2,046,000
Transfer of Public Warrant liability to Level 2			2,300,000
Derivative warrant liabilities			4,639,000	$ 293,000
Level 2 | Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Private Placement Warrant liability			$ 2,046,000